Acquisition (Details Textual)		12 Months Ended
	Dec. 03, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 03, 2017 ₪ / shares
Acquisition (Textual)
Warrants amount		$ 244,036
Dividend yield		0.00%	0.00%	0.00%
Expected life (in years)		7 years	2 years 11 months 23 days	4 years 4 months 17 days
Percentage of ownership shareholders	75.00%
Warrants [Member]
Acquisition (Textual)
Warrants amount		$ 117,209
Acquisition related costs total	$ 75,000
Warrants granted | shares	675,926
Exercise price | ₪ / shares					₪ 0.01
Warrants liabilities		$ 675,926
Warrants [Member] | General and administrative expenses [Member]
Acquisition (Textual)
Acquisition related costs total	$ 675,926
Digiflex Ltd [Member]
Acquisition (Textual)
Businenes acquisition, description	In addition, as part of the purchase agreement, Digiflex former shareholders' also invested $200 thousand in Digiflex prior to the transaction to satisfy some of its liabilities.
Percentage of acquisition two wholly-owned subsidiaries	100.00%
Digiflex former shareholders and Option holders [Member]
Acquisition (Textual)
Acquisition of issuing ordinary shares | shares	6,560,471
Acquisition of share of fully vested options | shares	198,788
Percentage of ownership shareholders	25.00%